Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Transparent Value Trust
Prospectus Date	rr_ProspectusDate	Jan. 28, 2016
TRANSPARENT VALUE SMID-CAP DIRECTIONAL ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TRANSPARENT VALUE SMID-CAP DIRECTIONAL ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Transparent Value SMID-Cap Directional Allocation IndexSM (the “SMID-Cap Directional Allocation Index” or “Index”).
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Sales Charges” on page 96 of this prospectus and in “Purchasing and Redeeming Shares” on page 37 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, Other Operating Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Fund operating expenses remain the same. After one year, the Example does not take into consideration the Adviser’s agreement to reduce fees or reimburse expenses.

		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a passive investment strategy designed to track the total return performance (before fees and expenses) of the SMID-Cap Directional Allocation Index. The Index's objective is to provide consistent long-term, risk adjusted outperformance of the broad U.S. equity markets with the goal of capturing more upside in rising equity markets and limiting the downside —including up to 100% cash allocation- during market downturns. The SMID-Cap Directional Allocation Index consists of common stock of companies, and units of beneficial ownership in real estate investment trusts ("REITs"), in the Dow Jones U.S. Small-Cap Total Stock Market IndexSM and Dow Jones U.S. Mid-Cap Total Stock Market IndexSM that Transparent Value, LLC has selected for inclusion in the Index by applying Required Business Performance® (RBP®) Probability scores (as defined below) and other rules based signals as defined by the Index methodology. The RBP® Probability scores are derived from a quantitative process of Transparent Value, LLC. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. Using a rules-based methodology, the Index is designed to participate in rising markets while attempting to preserve capital during market declines. The Index aims to allocate its holdings among the stocks in the three Transparent Value SMID-Cap Directional Series Indexes (the "SMID-Cap Directional Series Indexes") — the Transparent Value SMID-Cap Market Index SM (with components that have betas close to one), the Transparent Value SMID-Cap Aggressive Index SM (with components that have betas higher than one) and the Transparent Value SMID-Cap Defensive Index SM (with components that have betas lower than one) — and cash. The allocations are based on a moving average crossover system of analysis. The moving average crossover system used in the Index’s methodology uses three primary signals: economic condition, consumer sentiment and market momentum. As of December 31, 2015, the SMID-Cap Directional Allocation Index was composed of 100 securities. A description of the Index’s methodology is available directly from Transparent Value, LLC (http://www.rbpinstitute.com).

The Fund will invest in securities representing the holdings of the SMID-Cap Directional Allocation Index, and cash or cash equivalents to the extent the Index is allocated to cash. The Fund may be invested in any combination of securities and cash or cash equivalents, as defined by the Index methodology weights. In accordance with the Index methodology, the Index may be 100% allocated to cash. In such circumstances, the Fund will also hold 100% of its assets in cash or cash equivalents. The cash equivalents consist of shares of money market mutual funds and short-term exchange-traded funds (“ETFs”), commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. To the extent that the Fund invests in money market mutual funds or short-term ETFs for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such money market funds’ or ETFs’ advisory fees and operational fees.

The Fund will generally invest in all of the securities comprising the Index in proportion to the weightings in the Index. Under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index or amounts of such securities in proportion to their weighting in the Index. Such circumstances include, but are not limited to: when a security in the Index becomes temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as tax diversification requirements that apply to the Fund but not the Index or when the Adviser is restricted from purchasing securities of a particular company on behalf of the Fund). In these instances, Guggenheim will utilize a sampling methodology. Sampling means that quantitative analysis is used to select securities that represent a sample of the securities in the Index with a similar investment profile as the Index in terms of key risk factors, performance attributes and other characteristics. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities that comprise the Index. The Index is rebalanced at least quarterly or more frequently when economic conditions signal changes. In addition, the Index is reviewed on an ongoing basis to account for corporate actions such as mergers or de-listings. The Adviser may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. As of December 31, 2015, market capitalizations of companies included in the SMID-Cap Directional Allocation Index ranged from approximately $500 million to $11.4 billion.

The Fund also may invest up to 20% of its net assets in common stocks and REITS not included in the Index, but which the Adviser believes will help the Fund track the Index, as well as in ETFs, futures, put and call options, index and total return swap contracts, cash and cash equivalents. Such investments are intended to improve liquidity, reduce transaction costs and help the Fund stay fully invested, and are not intended to be used for hedging or speculative investment purposes. The Adviser does not invest Fund assets based on its opinion of a security, instrument or company.

The Fund may only concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry to the extent that the Index is so concentrated. The Fund is non-diversified and, as a result, may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund. The Board may change the Fund’s investment objective, investment strategy, Index and other policies without shareholder notice or approval, except as otherwise indicated.

Due to its investment strategies, the turnover rate of the Fund should generally be similar to the turnover rate of the Index. As a result, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than for a fund with a buy and hold strategy. Higher transaction costs may negatively impact the Fund’s performance.

		Under adverse, unstable or abnormal market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during such times and temporary investments could reduce the benefit from any upswing in the market.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may only concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry to the extent that the Index is so concentrated.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds, there is no assurance that the Fund will achieve its investment objective, and a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Common Stock Risk — Since it purchases common stock, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s common stock may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stock is generally subordinated to preferred stocks, bonds and other debt instruments upon the liquidation or bankruptcy of the issuing company.

Quantitative Investment Strategy Risk — The Fund seeks to track a quantitative strategy index, meaning that the Fund invests in securities comprising an index created by a proprietary model. The success of the Fund’s principal investment strategies depends on the effectiveness of the model in screening securities for inclusion in the Index. The factors used in the quantitative analysis and the weight placed on these factors may not be predictive of a security’s value. As a result, the Fund may have a lower return than if the Fund were managed using a fundamental investment strategy or an index based strategy that did not incorporate quantitative analysis.

Risks of Index Investing — Unlike many investment companies, the Fund is not “actively managed.” Therefore, the Fund would not sell an equity security because the security’s issuer was in financial trouble unless that security is removed from the Index.

Non-Correlation Risk — The Fund’s return may not match or achieve a high degree of correlation with the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to its Index and also incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or in a representative sampling of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. To the extent the Fund uses a sampling methodology, the Fund will not fully replicate the Index and may hold securities not included in the Index. As a result, the Fund will be subject to the risk that the Adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If the Fund utilizes a sampling approach, it may not track the return of the Index as well as it would if the Fund purchased all of the securities in the Index.

Small and Mid-Capitalization Company Risk — The Fund invests primarily in small cap and mid-cap companies. While small cap and mid-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. Small cap and mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies because of their more limited product lines and financial resources. The trading markets for securities of small cap and mid-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small cap or mid-cap issuer at an acceptable price, especially in periods of market volatility.

Non-Diversified Risk — The Fund is non-diversified and, as a result, may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund, the performance of that issuer can have a substantial impact on the Fund’s share price. The Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of the Fund.

Concentration Risk — The Fund’s assets will only be concentrated in an industry or group of related industries to the extent that the Index concentrates in a particular industry or group of related industries. By concentrating its assets in a single industry or group of related industries, the Fund would be subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of related industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries. The amount of Fund assets in a particular industry may not match the industry’s representation in the Index during rebalancing or when the Fund is small.

Derivatives Risk — A derivative is a financial contract, the value of which depends on, or is derived from, the value of a financial asset (such as a stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). The Fund’s use of futures contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Liquidity risk is the risk that a security may be difficult or impossible to sell at the time and price that the Fund would like. Leverage risk is the risk that the use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is the risk that the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

REIT Risk — The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

Liquidity Risk — The Fund is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like, including in response to rebalancings or reconstitutions of the Index. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance and the Fund’s degree of correlation with the return of the Index.

U.S. Government Securities Risk — Some of the U.S. government securities that the Fund may invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Also, any government guarantees on securities the Fund owns do not extend to shares of the Fund.

Repurchase Agreement Risk — The Fund’s use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Other Investment Company Risk — When the Fund invests in another investment company, including an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the other investment company’s expenses. While the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio securities.

Interest Rate Risk — The Fund may invest in fixed income securities that change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Fixed income markets have experienced historically low interest rates for an extended period of time, which may increase the risk of interest rates rising in the future as a result of market forces, government action or other factors. The value of a fixed income security with greater duration will be more sensitive to changes in interest rates than a similar security with less duration. Duration is a measure of the sensitivity of the price of a fixed income security (or a portfolio of fixed income securities) to changes in interest rates. The prices of fixed income securities with less duration generally will be less affected by changes in interest rates than the prices of fixed income securities with greater duration. For example, a 5-year duration means the fixed income security is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%, holding other factors constant. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

		Cash and Cash Equivalents Risk — When all or a portion of the Fund’s assets are allocated to cash or cash equivalents, the Fund’s potential for gain during a market upswing may be limited and there is a possibility that the cash account will not be able to keep pace with inflation. Cash equivalents include shares in money market funds that invest in short-term, high-quality instruments, the value of which generally are tied to changes in interest rates. Cash equivalents are not guaranteed as to principal or interest, and the Fund could lose money through these investments.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no assurance that the Fund will achieve its investment objective, and a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Risk — The Fund is non-diversified and, as a result, may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund, the performance of that issuer can have a substantial impact on the Fund’s share price. The Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not commenced operations and, therefore, does not have performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to its Index. Once the Fund commences operations, performance for the Fund will be updated daily, monthly and quarterly and may be obtained online at www.transparentvalue.com or by calling 1-888-727-6885.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to its Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not commenced operations and, therefore, does not have performance history.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-727-6885
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.transparentvalue.com
TRANSPARENT VALUE SMID-CAP DIRECTIONAL ALLOCATION FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.15%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.39%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.54%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Less Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.70%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.25% deferred sales charge will be imposed on purchases of $1,000,000 or more on Fund shares purchased without a front-end sales charge that are redeemed within 18 months of purchase.
1 Year	rr_ExpenseExampleYear01	$ 738
3 Years	rr_ExpenseExampleYear03	1,127
1 Year	rr_ExpenseExampleNoRedemptionYear01	738
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 1,127
TRANSPARENT VALUE SMID-CAP DIRECTIONAL ALLOCATION FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.39%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.39%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.54%
Less Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.30%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.
1 Year	rr_ExpenseExampleYear01	$ 333
3 Years	rr_ExpenseExampleYear03	767
1 Year	rr_ExpenseExampleNoRedemptionYear01	233
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 767
TRANSPARENT VALUE SMID-CAP DIRECTIONAL ALLOCATION FUND | Class F-1 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.39%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.39%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Less Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.55%
1 Year	rr_ExpenseExampleYear01	$ 158
3 Years	rr_ExpenseExampleYear03	540
1 Year	rr_ExpenseExampleNoRedemptionYear01	158
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 540
TRANSPARENT VALUE SMID-CAP DIRECTIONAL ALLOCATION FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.39%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.39%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Less Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.30%
1 Year	rr_ExpenseExampleYear01	$ 132
3 Years	rr_ExpenseExampleYear03	463
1 Year	rr_ExpenseExampleNoRedemptionYear01	132
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 463

[1]	A 1.25% deferred sales charge will be imposed on purchases of $1,000,000 or more on Fund shares purchased without a front-end sales charge that are redeemed within 18 months of purchase.
[2]	Because the Fund is new, Other Operating Expenses are based on estimated amounts for the current fiscal year.
[3]	Guggenheim Partners Investment Management, LLC ("Guggenheim" or the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Net Annual Fund Operating Expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses ("Excluded Expenses")) from exceeding 1.70%, 2.30%, 1.55% and 1.30% of the Fund's average daily net assets of the Class A, Class C, Class F-1 and Class I Shares, respectively, until January 31, 2017 (the "Agreement"). This Agreement may be terminated by the Board of Trustees of the Trust ("Board"), for any reason at any time. If, at any point, Total Annual Fund Operating Expenses (not including Excluded Expenses) are below the contractual caps, the Adviser is entitled to be reimbursed by the Fund in an amount equal to the difference between the Fund's Total Annual Fund Operating Expenses (not including Excluded Expenses) and the contractual caps to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place.
[4]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.